UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.2%
Equity: Other - 34.7%
Diversified/Specialty - 29.9%
Armada Hoffler Properties, Inc.	177,956	$1,672,786
British Land Co. PLC	544,192	6,438,220
Buzzi Unicem SpA	108,120	1,753,335
CA Immobilien Anlagen AG (a)	190,410	3,803,266
Cheung Kong Holdings Ltd.	235,000	4,555,146
Cofinimmo	23,640	2,933,166
Country Garden Holdings Co., Ltd.	6,601,000	3,366,554
CSR Ltd.	633,740	2,204,052
Dream Office Real Estate Investment Trust	93,351	2,484,566
East Japan Railway Co.	28,200	2,259,019
Fibra Uno Administracion SA de CV	1,218,430	4,279,252
Frasers Centrepoint Ltd. (b)	52,000	72,194
Gramercy Property Trust, Inc.	880,983	5,206,610
Hemfosa Fastigheter AB (a)	123,413	1,970,972
Henderson Land Development Co., Ltd.	241,230	1,533,245
ICADE	20,885	2,016,074
Kennedy Wilson Europe Real Estate PLC (a)	229,900	4,122,047
Kennedy-Wilson Holdings, Inc.	160,070	3,745,638
Klovern AB	54,241	269,855
Lend Lease Group	250,920	3,131,276
Merlin Properties Socimi SA (a)	465,500	6,158,479
Mitchells & Butlers PLC (a)	283,900	1,787,395
Mitsubishi Estate Co., Ltd.	210,000	5,135,146
Mitsui Fudosan Co., Ltd.	265,000	8,751,308
New World Development Co., Ltd.	865,624	1,091,584
New York REIT, Inc. (b)	393,710	4,110,332
Nomura Real Estate Master Fund, Inc.	598	723,074
Orix JREIT, Inc.	2,284	3,141,650
Pruksa Real Estate PCL	1,712,000	1,786,110
Regal Entertainment Group-Class A	199,060	3,873,708
Spirit Realty Capital, Inc.	138,379	1,601,045
Sumitomo Realty & Development Co., Ltd.	121,000	4,995,871
Sun Hung Kai Properties Ltd.	367,454	5,572,949
Supalai PCL	1,943,200	1,452,407
Swire Properties Ltd.	1,134,600	3,713,502
Taiheiyo Cement Corp.	268,000	1,037,642
Tokyu Fudosan Holdings Corp.	134,500	1,020,153
Top REIT, Inc.	145	637,508
UOL Group Ltd.	561,475	2,974,694
Vornado Realty Trust	17,450	1,850,049
Wharf Holdings Ltd.	788,000	6,265,202

		125,497,081

Health Care - 4.8%
Chartwell Retirement Residences	233,620	2,314,024
HCP, Inc.	74,940	3,112,258
LTC Properties, Inc.	91,437	3,504,780
Medical Properties Trust, Inc.	289,341	3,894,530
Omega Healthcare Investors, Inc. (b)	128,960	4,712,199
Ventas, Inc.	44,660	2,835,910

		20,373,701

		145,870,782

Company	Shares	U.S. $ Value
Retail - 21.1%
Regional Mall - 5.8%
Pennsylvania Real Estate Investment Trust	244,740	4,706,350
Simon Property Group, Inc.	85,130	14,318,015
Washington Prime Group, Inc. (a)	277,150	5,235,363

		24,259,728

Shopping Center/Other Retail - 15.3%
Aeon Mall Co., Ltd.	64,100	1,502,086
American Realty Capital Properties, Inc.	323,152	4,236,523
DDR Corp.	218,320	3,829,333
Federal Realty Investment Trust	6,990	853,479
Federation Centres	1,335,160	3,174,111
Fukuoka REIT Corp.	590	1,069,508
Harvey Norman Holdings Ltd. (b)	363,360	1,031,023
Japan Retail Fund Investment Corp.	567	1,249,438
Kimco Realty Corp.	53,660	1,200,911
Kite Realty Group Trust	730,585	4,456,569
Klepierre	99,264	4,695,815
Link REIT (The)	232,360	1,319,806
Ramco-Gershenson Properties Trust	284,179	4,717,371
Regency Centers Corp.	33,730	1,833,563
Retail Opportunity Investments Corp.	302,773	4,671,787
RioCan Real Estate Investment Trust (Toronto)	57,955	1,439,374
Scentre Group (a)	2,455,841	7,759,523
Unibail-Rodamco SE	29,869	8,017,913
Vastned Retail NV	64,579	3,291,220
Weingarten Realty Investors	37,840	1,245,314
Westfield Corp.	419,377	2,915,158

		64,509,825

		88,769,553

Residential - 15.6%
Multi-Family - 13.5%
Associated Estates Realty Corp.	378,310	6,684,738
Brookfield Residential Properties, Inc. (a)	97,306	1,799,188
China Overseas Land & Investment Ltd.	726,000	2,212,263
China Vanke Co., Ltd.-Class H (a)	1,456,425	3,224,786
CIFI Holdings Group Co., Ltd.	7,262,000	1,436,966
Equity Residential	33,590	2,171,594
Essex Property Trust, Inc.	27,200	5,156,304
GAGFAH SA (a)	317,289	5,561,096
Irish Residential Properties REIT PLC (a)	898,500	1,228,403
Japan Rental Housing Investments, Inc.	1,945	1,428,191
Kenedix Residential Investment Corp. (b)	572	1,333,015
KWG Property Holding Ltd.	3,355,000	2,449,534
LEG Immobilien AG (a)	57,643	4,043,048
Mid-America Apartment Communities, Inc.	72,620	5,077,590
Rossi Residencial SA (a)	1,743,314	1,091,132
Sekisui Chemical Co., Ltd.	85,000	1,019,189
Stockland	1,837,735	6,883,703
Sun Communities, Inc.	5,967	314,043
Taylor Wimpey PLC	957,590	1,789,897
Wing Tai Holdings Ltd.	1,035,000	1,633,258

		56,537,938

Company	Shares	U.S. $ Value
Self Storage - 2.1%
Extra Space Storage, Inc.	39,220	2,028,850
Public Storage	28,083	4,819,324
Safestore Holdings PLC	548,940	1,909,157

		8,757,331

		65,295,269

Office - 13.1%
Office - 13.1%
Allied Properties Real Estate Investment Trust	86,928	2,787,181
Boston Properties, Inc.	20,204	2,413,368
Columbia Property Trust, Inc.	156,530	3,993,080
Cominar Real Estate Investment Trust	186,390	3,217,187
Cousins Properties, Inc.	406,314	5,030,167
Daiwa Office Investment Corp.	273	1,373,024
Fabege AB	170,280	2,329,421
Hongkong Land Holdings Ltd.	445,000	3,041,614
Investa Office Fund	960,060	3,160,289
Japan Excellent, Inc.	2,586	3,456,522
Japan Real Estate Investment Corp.	655	3,681,715
Kenedix Office Investment Corp.-Class A	577	3,133,423
Kilroy Realty Corp.	28,800	1,780,992
NTT Urban Development Corp.	122,000	1,329,136
Parkway Properties, Inc./MD	226,537	4,696,112
SL Green Realty Corp.	67,331	7,258,282
Workspace Group PLC	243,050	2,513,340

		55,194,853

Lodging - 9.5%
Lodging - 9.5%
Ashford Hospitality Prime, Inc.	245,338	4,084,878
Ashford Hospitality Trust, Inc.	401,939	4,626,318
Chatham Lodging Trust	191,971	4,064,026
DiamondRock Hospitality Co.	404,280	4,956,473
FelCor Lodging Trust, Inc.	330,070	3,455,833
Hersha Hospitality Trust	715,810	4,731,504
Host Hotels & Resorts, Inc.	195,610	4,252,561
Intrawest Resorts Holdings, Inc. (a)	92,110	1,038,080
Japan Hotel REIT Investment Corp.	4,803	2,652,442
Pebblebrook Hotel Trust	52,220	1,900,808
Starwood Hotels & Resorts Worldwide, Inc.	54,100	4,157,044

		39,919,967

Industrials - 4.5%
Industrial Warehouse Distribution - 4.0%
Granite Real Estate Investment Trust	113,130	4,279,708
Hansteen Holdings PLC	812,910	1,450,664
Japan Logistics Fund, Inc. (b)	636	1,455,459
Mapletree Industrial Trust	1,591,000	1,788,181
Mapletree Logistics Trust	2,584,374	2,430,010
ProLogis, Inc.	28,128	1,147,904
STAG Industrial, Inc.	189,190	4,321,099

		16,873,025

Mixed Office Industrial - 0.5%
Goodman Group	437,520	2,144,921

Company	Shares	U.S. $ Value
		19,017,946

Mortgage - 0.7%
Mortgage - 0.7%
Altisource Residential Corp. (cost $3,597,623)	122,969	2,851,651

Total Common Stocks (cost $364,456,480)		416,920,021

WARRANTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Sun Hung Kai Properties Ltd., expiring 4/22/16 (a)(b) (cost $0)	32,454	81,155

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (c) (cost $1,141,726)	1,141,726	1,141,726

Total Investments Before Security Lending Collateral for Securities Loaned - 99.5% (cost $365,598,206)		418,142,902

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Investment Companies - 2.4%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $9,870,282)	9,870,282	9,870,282

Total Investments - 101.9% (cost $375,468,488) (d)		428,013,184
Other assets less liabilities - (1.9)%		(7,857,492)

Net Assets - 100.0%		$420,155,692

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	AUD	17,632	USD	16,573	8/14/14	$197,921
BNP Paribas SA	NZD	4,147	USD	3,585	8/14/14	65,943
Credit Suisse International	GBP	2,933	USD	4,971	8/14/14	19,904
Credit Suisse International	USD	12,464	NOK	74,265	8/14/14	(654,036)
Deutsche Bank AG	CAD	7,538	USD	6,929	8/14/14	18,222
Goldman Sachs Bank USA	USD	3,204	JPY	325,122	8/14/14	(43,304)
HSBC Bank USA	AUD	6,409	USD	5,887	8/14/14	(64,738)
HSBC Bank USA	USD	2,697	CAD	2,940	8/14/14	(1,905)
JPMorgan Chase Bank, NA	USD	8,550	SEK	56,882	8/14/14	(304,716)
Morgan Stanley & Co., Inc.	JPY	1,119,902	USD	11,034	8/14/14	146,302
Morgan Stanley & Co., Inc.	NOK	20,654	USD	3,345	8/14/14	61,102
Morgan Stanley & Co., Inc.	USD	6,726	JPY	684,250	8/14/14	(73,756)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	7,192	NZD	8,274	8/14/14	$(169,907)
State Street Bank & Trust Co.	EUR	5,792	USD	8,020	8/14/14	263,807
State Street Bank & Trust Co.	USD	1,977	SEK	12,861	8/14/14	(113,052)
UBS AG	USD	10,850	GBP	6,331	8/14/14	(162,618)

						$(814,831)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of July 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $63,355,335 and gross unrealized depreciation of investments was $(10,810,639), resulting in net unrealized appreciation of $52,544,696.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown*

July 31, 2014 (unaudited)

45.1%	United States
12.5%	Japan
7.8%	Australia
6.5%	Hong Kong
4.8%	United Kingdom
4.4%	Canada
3.5%	France
3.0%	China
2.3%	Germany
2.1%	Singapore
1.5%	Spain
1.1%	Sweden
1.0%	Mexico
4.1%	Other
0.3%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2014. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding collateral on securities loaned) and may vary over time. “Other” country weightings represent 0.9% or less in the following countries: Austria, Belgium, Brazil, Ireland, Italy, Netherlands and Thailand.

AllianceBernstein Global Real Estate Investment Fund II

July 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stock:
Equity: Other	$64,427,453		$81,443,329		$	– 0	–	$145,870,782
Retail	66,709,853		22,059,700			– 0	–	88,769,553
Residential	39,548,157		25,747,112			– 0	–	65,295,269
Office	33,689,709		21,505,144			– 0	–	55,194,853
Lodging	37,267,525		2,652,442			– 0	–	39,919,967
Industrials	11,199,375		7,818,571			– 0	–	19,017,946
Mortgage	2,851,651		– 0	–		– 0	–	2,851,651
Warrants	81,155		– 0	–		– 0	–	81,155
Short-Term Investments	1,141,726		– 0	–		– 0	–	1,141,726
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	9,870,282		– 0	–		– 0	–	9,870,282

Total Investments in Securities	266,786,886		161,226,298	+		– 0	–	428,013,184
Other Financial Instruments**:
Assets:
Forward Currency Exchange Contracts	– 0	–	773,201			– 0	–	773,201
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,588,032)			– 0	–	(1,588,032)

Total (a)	$266,786,886		$160,411,467		$	– 0	–	$427,198,353

**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(a)	An amount of $2,138,702 was transferred from Level 2 to Level 1 due to increase in trading volume and an amount of $8,975,147 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2014